CONVERTIBLE NOTES (Details Narrative) - USD ($)											6 Months Ended		12 Months Ended
	Aug. 01, 2025	May 26, 2025	May 09, 2025	Apr. 02, 2025	Mar. 28, 2025	Feb. 21, 2025	Sep. 04, 2024	Aug. 30, 2024	Jul. 19, 2024	Apr. 11, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jun. 16, 2025	Jun. 15, 2025	May 13, 2025	Jan. 15, 2025	Jan. 14, 2025	Dec. 28, 2024	Jul. 15, 2024	Jul. 14, 2024	Jul. 10, 2024	Jul. 26, 2022
IfrsStatementLineItems [Line Items]
Interest rate																			155.93%
Issue of ordinary shares										$ 14,723,000	$ 4,219,000
Percentage of discount ordinary shares										15.00%
Outstanding principal											$ 3,204,000		$ 7,529,000
Risk free interest rate											4.06%
Principal amount											$ 295.5
Convertible promissory note annual interest rate							15.00%									18.00%
Convertible promissory note default interest rate							20.00%
Conversion of debt, description						the Company filed a “shelf” registration statement on Form F-3 with the U.S. Securities and Exchange Commission, registering for sale from time to time, up to $45,000 of any combination of the securities described in the Form F-3, either individually or in units.
Aggregate amount	$ 150,000	$ 200,000									200,000
Issuance expenses											$ 1,124,000
Standard deviation											47.84%
Promissory note one [member]
IfrsStatementLineItems [Line Items]
Expected volatility											62.03%
Risk free interest rate											4.05%
Amortized cost											$ 486,000
Fair value of the conversion											550,000
Amortized cost											582,000
Fair value of the conversion option											$ 487,000
Promissory note two [member]
IfrsStatementLineItems [Line Items]
Expected volatility											62.13%
Risk free interest rate											4.15%
Amortized cost											$ 519,000
Fair value of the conversion											539,000
Amortized cost											591,000
Fair value of the conversion option											$ 487,000
Promissory note three [member]
IfrsStatementLineItems [Line Items]
Expected volatility											47.84%
Risk free interest rate											4.06%
Amortized cost											$ 38,000
Fair value of the conversion											221,000
Amortized cost											39,000
Fair value of the conversion option											221,000
1800 Diagonal Lending LLC [member]
IfrsStatementLineItems [Line Items]
Debt					$ 204,000						246,000		147,000
Fair value of the embedded conversion option					$ 47,000						$ 47,000		121,000
Expected volatility					60.37%						49.62%
Risk free interest rate					4.04%						4.125%
Discount rate					25.00%
Net proceeds					$ 250,000			$ 194,500
Aggregate amount											$ 246,000
Original principal amount											223,700
Interest expense											$ 22,400
Shares issued, par value					$ 295.5
Issuance expenses					$ 7,000
Description of repayable in seven instalments					The note bears interest at an annual rate of 12% and is repayable in seven instalments between September 2025 and March 2026, as follows: (1) $ 163 on September 30, 2025; (2)-(7) $ 27.2 on each month-end from October 2025 to March 2026.
Outstanding principal and interest increase percentage					150.00%
Ownership limitation, rate					4.99%
Effective interest rate					107.46%
Estimated the probability rate					8.962%
RBW Capital [member]
IfrsStatementLineItems [Line Items]
Interest rate			20.00%
Convertible promissory note default interest rate			20.00%
Discount rate			20.00%
Shares issued, par value			$ 6,875
Issuance expenses			$ 5,500,000
Ownership limitation, rate			4.99%
Description of convertible notes			(an amount of $1,375 at the time of signing the agreement; an amount of $1,375 near the time of submitting the draft prospectus (Registration Statement) to the SEC, and additional amounts of $625 and $2,125, no later than the effective date of the Form F-1, up to June 30, 2025 — the first three payments were received).
Conversion price			$ 0.32
RBW Capital [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants, rate			500.00%
Exercise price			$ 0.368
Warrants term			5 years
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued																							1
Shares issued, par value											$ 0.000000000000287			$ 0.000000000000041	$ 0.00000000000001		$ 4.70250014886352	$ 0.165		$ 0.165	$ 0.0022
Alpha april note [member]
IfrsStatementLineItems [Line Items]
Outstanding principal													$ 2,300,000
Converted ordinary shares											6,656		16,318
Debt													$ 72,000
Fair value of the embedded conversion option											$ 842,000		$ 48,000
Expected volatility													39.78%
Risk free interest rate													4.37%
Shares issued				14,235							20,891
Fair value at the issuance cost				$ 787,000
Alpha april note [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Principal amount										$ 2,250,000
Original issue discount										10.00%
Interest rate										12.00%
Senior secured note due may 31, 2024 [member]
IfrsStatementLineItems [Line Items]
Principal amount							$ 1,300,000
Promissory note							$ 800,000															$ 500,000
Senior secured note due may 31, 2024 [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Fixed conversion price							$ 8,588
Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Principal amount							$ 500,000				$ 1,433,000		$ 1,359,000
Promissory note							$ 800,000
Alpha july note [member]
IfrsStatementLineItems [Line Items]
Principal amount									$ 1,150,000
Converted ordinary shares											13,287
Debt													520,000
Fair value of the embedded conversion option											$ 1,579,000		$ 527,000
Expected volatility													58.70%
Risk free interest rate													4.28%
Shares issued											13,287
Discount rate									35.00%
Conversion of debt, description									(i) $ 4,989 per share; or (ii) 80% of the 20-trading-day volume-weighted average price (VWAP) preceding the conversion date, subject to customary adjustments.